WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 68.9%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 0.7%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,500,000	$889,852	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,670,000	1,806,495	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	710,000	463,499	(a)

Total Diversified Telecommunication Services				3,159,846

Entertainment - 0.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	819,960	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	2,010,000	1,380,826	(a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	1,050,000	1,075,265	(a)

Total Entertainment				3,276,051

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	350,676	(a)

Media - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	3,500,000	2,911,126	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,301,426	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,920,000	2,724,073	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,470,000	3,271,740
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,615,000	1,643,430
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,056,267	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	812,589	(a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	850,000	849,780	(a)

Total Media				14,570,431

Wireless Telecommunication Services - 1.5%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	2,380,000	2,107,511	(a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,160,000	1,031,298	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	3,320,000	2,479,176	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	273,069	(a)
Sprint LLC, Senior Notes	7.125%	6/15/24	1,010,000	1,011,462

Total Wireless Telecommunication Services				6,902,516

TOTAL COMMUNICATION SERVICES				28,259,520

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 20.7%
Automobile Components - 1.2%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	171,000	$170,285
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,080,000	1,104,861	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,940,000	1,955,010	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	204,699	(b)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	2,020,000	2,026,030	(a)

Total Automobile Components				5,460,885

Automobiles - 1.8%
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	2,280,000	2,117,474
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	1,890,000	1,955,383
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	4,150,000	4,208,235	(a)

Total Automobiles				8,281,092

Distributors - 0.9%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	1,425,000	1,481,601	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,332,711	1,489,305	(a)(c)
Ritchie Bros Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,344,235	(a)

Total Distributors				4,315,141

Diversified Consumer Services - 0.9%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,132,000	1,073,703	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,241,502	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,560,000	1,073,266	(a)

Total Diversified Consumer Services				4,388,471

Hotels, Restaurants & Leisure - 10.5%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	2,290,000	2,322,547	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	930,000	908,276	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	4,720,000	4,576,834	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	3,510,000	3,807,971	(a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,500,000	1,358,163	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,310,000	2,206,459	(a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	2,200,000	2,074,229
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	270,000	271,135	(a)

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,000,000	$974,712	(a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,503,483	(a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,688,284
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	1,019,000	968,774	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	300,000	330,519	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	500,000	490,713	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	2,440,000	2,494,187	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	2,110,000	2,062,724	(a)
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	470,000	490,524	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	3,930,000	4,095,901	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,430,000	1,396,458	(a)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,200,000	1,234,785	(a)
Sands China Ltd., Senior Notes	4.050%	1/8/26	400,000	385,272
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	789,266	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	535,659	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,500,000	4,486,622	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	2,000,000	2,146,638	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	490,000	467,654	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	194,264	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	700,000	662,601	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,200,000	2,030,703	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,300,000	2,135,693	(a)

Total Hotels, Restaurants & Leisure				49,091,050

Household Durables - 1.4%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	2,000,000	2,062,160	(a)
LGI Homes Inc., Senior Notes	8.750%	12/15/28	2,090,000	2,175,356	(a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	2,500,000	2,246,673	(a)

Total Household Durables				6,484,189

Specialty Retail - 4.0%
Abercrombie & Fitch Management Co., Senior Secured Notes	8.750%	7/15/25	400,000	403,434	(a)
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	430,570	(a)
Acushnet Co., Senior Notes	7.375%	10/15/28	1,320,000	1,356,425	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	2,400,000	2,310,371

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	570,000	CAD	$398,004	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,380,000		2,245,228	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	1,900,000		1,522,253	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,180,000		1,096,227	(a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,500,000		2,384,225	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	4,060,000		3,440,919	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	1,540,000		1,534,304	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000		237,881	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	780,000		754,774
Upbound Group Inc., Senior Notes	6.375%	2/15/29	390,000		374,757	(a)

Total Specialty Retail					18,489,372

TOTAL CONSUMER DISCRETIONARY					96,510,200

CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000		1,014,434	(a)

ENERGY - 10.1%
Energy Equipment & Services - 0.8%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	1,330,000		1,318,467	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,430,000		1,354,559	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,890,000		1,177,270	(a)

Total Energy Equipment & Services					3,850,296

Oil, Gas & Consumable Fuels - 9.3%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,637,000		3,608,307	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,970,000		1,980,338	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000		627,137	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,330,000		2,331,070	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,480,000		1,564,901	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000		397,404
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000		439,637	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000		1,216,293
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,210,000		1,233,783	(a)

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	1,290,000	$1,292,830	(a)
HF Sinclair Corp., Senior Notes	6.375%	4/15/27	1,380,000	1,380,736	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,500,000	1,438,708	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,270,000	1,254,190	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	850,000	891,817	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,700,000	1,646,333	(a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,650,583	(a)
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	2,500,000	2,557,610
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	510,000	524,053	(a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	1,500,000	1,458,936	(a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	1,000,000	1,106,663	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	416,787
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,085,596
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.079%	12/15/28	2,000,000	1,985,450	(a)(d)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	2,000,000	2,066,536
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	840,000	858,347	(a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	1,880,000	2,021,916	(a)
Vital Energy Inc., Senior Notes	7.750%	7/31/29	2,000,000	2,014,752	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,860,000	2,797,699
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	98,045

Total Oil, Gas & Consumable Fuels				42,946,457

TOTAL ENERGY				46,796,753

FINANCIALS - 7.1%
Banks - 2.4%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	1,284,108	(d)(e)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	$662,652	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,850,000	1,853,032	(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,140,000	1,152,441	(a)(d)(e)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	480,000	478,189	(a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	1,300,000	1,314,179	(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,760,000	1,786,558	(a)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	1,465,286	(d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,150,000	1,185,423	(d)

Total Banks				11,181,868

Capital Markets - 0.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	790,000	643,947	(d)(e)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	923,283	(a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	116,150	*(f)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	910,000	921,034	(a)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	720,000	851,164	(a)(d)

Total Capital Markets				3,455,578

Consumer Finance - 0.2%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,068,354	(a)

Financial Services - 2.3%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,871,492	2,719,122	(a)(c)

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	$600,837	(a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,750,000	1,762,055	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,199,975	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,500,000	2,297,443	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	140,000	124,647	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	2,200,000	1,972,444	(a)

Total Financial Services				10,676,523

Insurance - 0.4%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,856,062	1,856,360	(a)(c)

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	470,000	387,820	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	806,452	(a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	1,000,000	982,590	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	2,090,000	1,934,745	(a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	890,000	879,095	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				4,990,702

TOTAL FINANCIALS				33,229,385

HEALTH CARE - 4.0%
Health Care Providers & Services - 1.9%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	1,310,000	1,088,937	(a)(c)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	958,000	954,265	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,230,000	1,260,781	(a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	3,550,000	3,783,030	(a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	1,170,000	1,163,979	(a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	615,038	(a)

Total Health Care Providers & Services				8,866,030

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 2.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	80,000	$74,121	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	796,250	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	655,000	282,279	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	932,449	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	360,000	264,040	(a)
Par Pharmaceutical Inc. Escrow	—	—	1,580,000	0	*(a)(f)(g)(h)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	4,890,000	4,682,679
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	253,988
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,669,862

Total Pharmaceuticals				9,955,668

TOTAL HEALTH CARE				18,821,698

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.6%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	1,350,000	1,358,977	(a)
Bombardier Inc., Senior Notes	7.875%	4/15/27	1,490,000	1,481,645	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	680,000	696,283	(a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	1,900,000	2,023,762	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	2,410,000	2,423,253	(a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	1,950,000	1,937,546	(a)
TransDigm Inc., Senior Secured Notes	6.875%	12/15/30	1,250,000	1,259,687	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	700,000	714,227	(a)

Total Aerospace & Defense				11,895,380

Commercial Services & Supplies - 2.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	1,277,915	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,320,219	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,800,000	3,929,713
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,200,000	1,237,950	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,200,000	1,169,854	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,330,000	2,305,244	(a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	300,000	278,562	(a)

Total Commercial Services & Supplies				11,519,457

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 1.2%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	$1,133,022	(a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,520,000	1,551,206	(a)
Tutor Perini Corp., Senior Notes	6.875%	5/1/25	690,000	690,000	(a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,210,000	2,266,806	(a)

Total Construction & Engineering				5,641,034

Ground Transportation - 0.3%
RXO Inc., Senior Notes	7.500%	11/15/27	1,480,000	1,502,807	(a)

Machinery - 1.3%
Esab Corp., Senior Notes	6.250%	4/15/29	1,060,000	1,057,348	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	3,300,000	3,193,492
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000	794,831	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,205,149	(a)

Total Machinery				6,250,820

Passenger Airlines - 3.1%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,500,000	1,424,201	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	956,357	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	3,310,000	3,450,003	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,060,000	1,991,119	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	880,448
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,314,000	1,027,242	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,630,000	2,056,048	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,500,000	2,306,598	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	262,080	256,052

Total Passenger Airlines				14,348,068

Professional Services - 0.2%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	810,000	884,532	(a)

Trading Companies & Distributors - 1.5%
AerCap Holdings NV, Senior Notes (5.875% to 10/10/24 then 5 year Treasury Constant Maturity Rate + 4.535%)	5.875%	10/10/79	1,000,000	989,226	(d)
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000	1,620,035	(a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	610,000	609,447	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	440,000	389,828	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000	$960,234
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,476,883	(a)

Total Trading Companies & Distributors				7,045,653

TOTAL INDUSTRIALS				59,087,751

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.6%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	500,000	447,500	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,110,000	1,477,000	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000	281,685	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,180,000	404,185	(a)

Total Communications Equipment				2,610,370

Electronic Equipment, Instruments & Components - 0.3%
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	1,436,276	(a)

IT Services - 0.3%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000	393,210
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,180,000	1,137,215	(a)

Total IT Services				1,530,425

Software - 0.5%
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,310,000	1,315,975	(a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	800,000	817,513	(a)

Total Software				2,133,488

Technology Hardware, Storage & Peripherals - 0.4%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	792,877	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	1,190,000	1,279,250	(a)

Total Technology Hardware, Storage & Peripherals				2,072,127

TOTAL INFORMATION TECHNOLOGY				9,782,686

MATERIALS - 3.8%
Chemicals - 0.0%††
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	158,862	3,173	*(a)(i)

Construction Materials - 0.9%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	1,950,000	1,888,174	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	2,160,000	2,077,614	(a)

Total Construction Materials				3,965,788

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,150,000	$532,398	(a)(c)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,581,813	(a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	719,850	(a)

Total Containers & Packaging				2,834,061

Metals & Mining - 2.2%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	3,420,000	3,537,734	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,183,000	3,064,960	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	730,000	706,815	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	3,030,000	2,969,379	(a)

Total Metals & Mining				10,278,888

Paper & Forest Products - 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	376,012

TOTAL MATERIALS				17,457,922

REAL ESTATE - 1.8%
Diversified REITs - 0.5%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,401,193
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	614,246
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	246,000	184,312

Total Diversified REITs				2,199,751

Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	344,000	344,975
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	338,865

Total Health Care REITs				683,840

Hotel & Resort REITs - 0.5%
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	2,110,000	2,217,791	(a)

Real Estate Management & Development - 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/24 then 11.000%)	10.500%	1/15/28	2,201,255	2,247,855	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	959,452	(a)

Total Real Estate Management & Development				3,207,307

TOTAL REAL ESTATE				8,308,689

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.3%
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	1,260,000	$1,240,070

TOTAL CORPORATE BONDS & NOTES (Cost - $331,425,132)				320,509,108

SENIOR LOANS - 21.8%
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.5%
Cinemark USA Inc., Term Loan	9.052-9.066%	5/24/30	1,900,800	1,911,996	(d)(j)(k)
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	371,083	372,348	(d)(j)(k)

Total Entertainment				2,284,344

Media - 1.4%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	10.802%	5/18/29	1,595,700	1,571,764	(d)(j)(k)
Century DE Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.000%)	9.330%	10/30/30	1,920,000	1,930,560	(d)(j)(k)
Learfield Communications LLC, 2023 Term Loan (1 mo. Term SOFR + 5.500%)	10.816%	6/30/28	1,273,600	1,281,821	(d)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.350%)	8.656%	3/31/31	1,760,000	1,731,770	(d)(j)(k)

Total Media				6,515,915

TOTAL COMMUNICATION SERVICES				8,800,259

CONSUMER DISCRETIONARY - 4.8%
Automobile Components - 0.6%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.316%	5/6/30	778,050	781,699	(d)(j)(k)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	10.591%	3/30/27	2,017,600	1,933,870	(d)(j)(k)

Total Automobile Components				2,715,569

Broadline Retail - 0.2%
Peer Holding III BV, Term Loan Facility B4 (3 mo. Term SOFR + 3.250%)	8.559%	10/28/30	960,000	964,598	(d)(j)(k)

Hotels, Restaurants & Leisure - 1.9%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.066%	2/6/31	1,320,000	1,323,465	(d)(j)(k)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.666%	2/6/30	1,485,000	1,489,923	(d)(j)(k)
Carnival Corp., 2027 Term Loan (1 mo. Term SOFR + 2.750%)	8.067%	8/8/27	953,802	959,911	(d)(j)(k)

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.750%)	9.069%	1/27/29	1,007,430	$1,010,896	(d)(j)(k)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.559%	11/25/30	1,935,150	1,941,023	(d)(j)(k)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.930%	5/29/26	491,009	493,015	(d)(j)(k)
Station Casinos LLC, Term Loan Facility B	—	3/14/31	1,730,000	1,732,240	(l)

Total Hotels, Restaurants & Leisure				8,950,473

Household Durables - 0.6%
Osmosis Buyer Ltd., 2023 Incremental Term Loan B (1 mo. Term SOFR + 4.250%)	9.566-9.574%	7/31/28	2,450,000	2,465,313	(d)(j)(k)

Leisure Products - 0.9%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.350%)	8.673%	2/7/29	2,898,375	2,865,783	(d)(j)(k)
Hayward Industries Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.180%	5/30/28	1,414,766	1,417,672	(d)(j)(k)

Total Leisure Products				4,283,455

Specialty Retail - 0.6%
PECF USS Intermediate Holding III Corp., Initial Term Loan (3 mo. Term SOFR + 4.250%)	9.580%	12/15/28	986,630	675,841	(d)(j)(k)
Rent-A-Center Inc., Term Loan B2 (1 mo. Term SOFR + 3.364%)	8.680%	2/17/28	959,245	961,845	(d)(j)(k)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 6.100%)	11.424%	6/19/26	1,122,699	1,121,015	(d)(j)(k)

Total Specialty Retail				2,758,701

TOTAL CONSUMER DISCRETIONARY				22,138,109

CONSUMER STAPLES - 0.4%
Beverages - 0.4%
Triton Water Holdings Inc., 2024 Incremental Term Loan (3 mo. Term SOFR + 4.000%)	9.302%	3/31/28	1,995,000	2,000,985	(d)(j)(k)

Household Products - 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.680%	12/23/28	190,303	79,610	(d)(j)(k)

TOTAL CONSUMER STAPLES				2,080,595

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 4.3%
Capital Markets - 0.4%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.952%	11/12/27	633,652	$599,597	(d)(j)(k)
Gip Pilot Acquisition Partners LP, Initial Term Loan (3 mo. Term SOFR + 3.000%)	8.308%	10/4/30	1,266,825	1,274,742	(d)(j)(k)

Total Capital Markets				1,874,339

Consumer Finance - 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.316%	3/12/29	910,000	914,878	(d)(j)(k)

Financial Services - 1.3%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.309%	1/31/31	1,920,000	1,929,005	(d)(j)(k)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.321%	4/7/28	340,000	340,850	(d)(j)(k)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.059%	4/9/27	589,286	589,545	(d)(j)(k)
Jane Street Group LLC, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.930%	1/26/28	1,064,678	1,066,797	(d)(j)(k)
Nexus Buyer LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 4.500%)	9.816%	12/11/28	1,990,000	1,983,363	(d)(j)(k)

Total Financial Services				5,909,560

Insurance - 2.4%
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan (3 mo. Term SOFR + 6.000%)	11.330%	10/30/26	519,472	524,666	(d)(g)(j)(k)(m)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2	11.302-11.343%	10/30/26	409,082	413,173	(d)(g)(j)(k)
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.930%	2/15/27	787,200	787,771	(d)(j)(k)
AssuredPartners Inc., 2024 Term Loan (1 mo. Term SOFR + 3.500%)	8.816%	2/14/31	2,020,000	2,031,130	(d)(j)(k)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.680%	7/31/27	853,600	831,313	(d)(j)(k)
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.416%	8/19/28	827,400	805,797	(d)(j)(k)
Baldwin Risk Partners LLC, Term Loan B1 (1 mo. Term SOFR + 3.614%)	8.933%	10/14/27	1,064,401	1,064,401	(d)(j)(k)
HIG Finance 2 Ltd., 2023 Term Loan (1 mo. Term SOFR + 4.000%)	9.316%	4/18/30	762,300	766,904	(d)(j)(k)

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
HUB International Ltd., Initial Term Loan	8.565-8.575%	6/20/30	1,845,375	$1,856,788	(d)(j)(k)
Truist Insurance Holdings LLC, Term Loan B	—	3/24/31	2,010,000	2,016,603	(l)

Total Insurance				11,098,546

TOTAL FINANCIALS				19,797,323

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.4%
Medline Borrower LP, Term Loan B (1 mo. Term SOFR + 2.750%)	8.068%	10/23/28	2,020,000	2,027,615	(d)(j)(k)

Health Care Providers & Services - 0.7%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (3 mo. Term SOFR + 4.500%)	9.913%	11/15/28	809,750	441,314	(d)(j)(k)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.012%)	9.324%	2/18/27	729,095	345,591	(d)(j)(k)
Global Medical Response Inc., 2020 Term Loan (3 mo. Term SOFR + 4.512%)	9.813%	10/2/25	1,178,680	1,122,693	(d)(j)(k)
LifePoint Health Inc., 2024 Repricing Term Loan B (2 mo. Term SOFR + 4.750%)	10.056%	11/16/28	701,578	705,324	(d)(j)(k)
Sotera Health Holdings LLC, Term Loan (1 mo. Term SOFR + 2.864%)	8.180%	12/11/26	820,000	819,487	(d)(j)(k)

Total Health Care Providers & Services				3,434,409

Health Care Technology - 0.2%
Cotiviti Holdings Inc., Term Loan	—	2/21/31	920,000	921,914	(l)

Life Sciences Tools & Services - 0.2%
Precision Medicine Group LLC, Initial Term Loan (3 mo. Term SOFR + 3.100%)	8.402%	11/18/27	765,662	758,726	(d)(j)(k)

Pharmaceuticals - 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.409%	10/1/27	967,500	925,476	(d)(j)(k)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B1 (1 mo. Term SOFR + 3.115%)	8.430%	5/5/28	530,743	534,477	(d)(j)(k)

Total Pharmaceuticals				1,459,953

TOTAL HEALTH CARE				8,602,617

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.4%
Ovation Parent Inc., Initial Term Loan (2 mo. Term SOFR + 3.500%)	8.827%	4/21/31	1,595,000	1,602,983	(d)(j)(k)
TransDigm Inc., Term Loan I (3 mo. Term SOFR + 2.750%)	8.059%	8/24/28	423,292	425,889	(d)(j)(k)

Total Aerospace & Defense				2,028,872

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Air Freight & Logistics - 0.4%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.262%)	9.571%	7/26/28	1,612,875	$1,597,198	(d)(j)(k)

Building Products - 0.4%
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	7.569%	3/19/29	1,891,400	1,895,457	(d)(j)(k)

Commercial Services & Supplies - 1.9%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	10.802%	1/31/31	1,950,000	1,939,031	(d)(j)(k)
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	10.569%	4/4/29	2,020,000	2,050,512	(d)(j)(k)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	9.680%	8/31/28	1,368,500	1,370,211	(d)(g)(j)(k)
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	10.406%	4/11/29	465,300	437,996	(d)(j)(k)
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.993%	8/31/28	2,477,574	2,477,574	(d)(g)(j)(k)
Verscend Holding Corp., New Term Loan B (PRIME + 3.000%)	11.500%	8/27/25	687,626	688,486	(d)(j)(k)

Total Commercial Services & Supplies				8,963,810

Ground Transportation - 0.2%
Genesee & Wyoming Inc., Initial Term Loan B	—	4/10/31	1,010,000	1,011,500	(l)

Machinery - 0.3%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.600%)	9.916%	4/5/29	1,246,121	1,254,837	(d)(j)(k)

Passenger Airlines - 0.4%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.075%	10/20/27	768,403	793,453	(d)(j)(k)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 5.400%)	10.733%	6/21/27	526,500	541,197	(d)(j)(k)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.076%	2/24/31	550,000	553,009	(d)(j)(k)

Total Passenger Airlines				1,887,659

Professional Services - 0.5%
Ryan LLC, Delayed Draw Term Loan	—	11/14/30	200,000	201,625	(m)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 4.500%)	9.816%	11/14/30	1,900,000	1,915,437	(d)(j)(k)

Total Professional Services				2,117,062

TOTAL INDUSTRIALS				20,756,395

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.2%
Global Tel Link Corp., First Lien Term Loan (1 mo. Term SOFR + 4.350%)	9.666%	11/29/25	1,049,245	$1,032,519	(d)(j)(k)

IT Services - 1.0%
Amentum Government Services Holdings LLC, Term Loan 3 (1 mo. Term SOFR + 4.000%)	9.315%	2/15/29	1,920,763	1,927,562	(d)(j)(k)
Project Alpha Intermediate Holding Inc., Initial Term Loan (3 mo. Term SOFR + 4.750%)	10.080%	10/28/30	1,290,000	1,296,366	(d)(j)(k)
VT Topco Inc., Term Loan B (1 mo. Term SOFR + 3.500%)	8.816%	8/9/30	1,566,075	1,574,070	(d)(j)(k)

Total IT Services				4,797,998

Software - 2.2%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.166%	10/8/28	2,463,300	2,454,568	(d)(j)(k)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.316%	10/16/26	1,795,200	1,792,974	(d)(j)(k)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	12.316%	2/19/29	1,450,000	1,314,519	(d)(j)(k)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%)	10.591%	7/27/28	439,935	224,503	(d)(j)(k)
Modena Buyer LLC, Term Loan	—	4/18/31	2,000,000	1,959,380	(l)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.902%	2/10/27	140,326	139,975	(d)(g)(j)(k)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.902%	2/10/27	243,984	243,375	(d)(g)(j)(k)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.166%	2/1/28	721,502	722,660	(d)(j)(k)
VS Buyer LLC, 2024 Refinancing Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.569%	4/14/31	1,310,000	1,315,358	(d)(j)(k)

Total Software				10,167,312

TOTAL INFORMATION TECHNOLOGY				15,997,829

MATERIALS - 0.2%
Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	861,037	771,661	(f)(g)(j)(k)

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC, 2024 Term Loan 1 (1 mo. Term SOFR + 3.750%)	9.066%	1/31/30	638,400	641,592	(d)(g)(j)(k)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	8.068%	4/30/31	2,020,000	$2,028,464	(d)(j)(k)

TOTAL SENIOR LOANS (Cost - $102,331,321)				101,614,844

ASSET-BACKED SECURITIES - 5.5%
AIMCO CLO, 2015-AA DR2 (3 mo. Term SOFR + 3.312%)	8.629%	10/17/34	1,000,000	1,001,560	(a)(d)
ALM Ltd., 2020-1A D (3 mo. Term SOFR + 6.262%)	11.590%	10/15/29	860,000	860,566	(a)(d)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. Term SOFR + 3.489%)	8.806%	11/25/32	823,039	828,297	(d)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	9.725%	4/22/33	250,000	248,186	(a)(d)
Ares CLO Ltd., 2020-55A DR (3 mo. Term SOFR + 3.412%)	8.740%	7/15/34	1,250,000	1,247,493	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A B	2.650%	3/20/26	450,000	439,151	(a)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	8.686%	10/20/34	400,000	397,795	(a)(d)
Balboa Bay Loan Funding Ltd., 2020-1A ER (3 mo. Term SOFR + 6.662%)	11.986%	1/20/32	1,350,000	1,336,805	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.435%	4/20/35	1,000,000	999,197	(a)(d)
Barings CLO Ltd., 2023-3A D (3 mo. Term SOFR + 4.500%)	9.829%	10/15/36	370,000	373,813	(a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.118%	4/19/34	160,000	157,924	(a)(d)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 6.612%)	11.940%	7/15/34	530,000	523,570	(a)(d)
CIFC Funding Ltd., 2021-1A D (3 mo. Term SOFR + 3.212%)	8.535%	4/25/33	500,000	502,689	(a)(d)
Elmwood CLO Ltd., 2021-3A DR (3 mo. Term SOFR + 3.300%)	8.625%	7/20/37	1,280,000	1,280,000	(a)(d)
Gilbert Park CLO Ltd., 2017-1A D (3 mo. Term SOFR + 3.212%)	8.540%	10/15/30	250,000	249,760	(a)(d)
Goldentree Loan Management US CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.112%)	8.436%	4/20/30	250,000	250,622	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	8.090%	4/15/31	700,000	700,372	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.540%	4/15/31	480,000	472,462	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Greywolf CLO Ltd., 2020-3RA CR (3 mo. Term SOFR + 3.610%)	8.935%	4/15/33	530,000	$520,948	(a)(d)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	5.971%	3/25/36	1,604,033	730,000	(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.286%	1/20/33	920,000	921,652	(a)(d)
HPS Loan Management Ltd., 2016-10A CR (3 mo. Term SOFR + 3.412%)	8.736%	4/20/34	750,000	744,380	(a)(d)
Madison Park Funding Ltd., 2018-28A E (3 mo. Term SOFR + 5.512%)	10.840%	7/15/30	1,100,000	1,087,323	(a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	11.270%	10/15/31	290,000	282,125	(a)(d)
Midocean Credit CLO, 2017-7A D (3 mo. Term SOFR + 4.142%)	9.470%	7/15/29	500,000	498,204	(a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2005- NC2 M4 (1 mo. Term SOFR + 1.029%)	6.346%	3/25/35	106,064	105,597	(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.710%	7/15/31	440,000	424,685	(a)(d)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	9.519%	4/15/34	780,000	773,936	(a)(d)
MVW LLC, 2021-1WA C	1.940%	1/22/41	326,364	300,058	(a)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.490%	4/15/34	750,000	748,800	(a)(d)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.040%	10/13/31	510,000	497,247	(a)(d)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	9.021%	4/26/36	460,000	462,089	(a)(d)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	8.329%	4/15/31	730,000	733,616	(a)(d)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.836%	7/20/34	520,000	520,383	(a)(d)
Stratus CLO Ltd., 2021-2A D (3 mo. Term SOFR + 2.912%)	8.236%	12/28/29	320,000	320,848	(a)(d)
Stratus CLO Ltd., 2021-3A D (3 mo. Term SOFR + 2.862%)	8.186%	12/29/29	700,000	700,149	(a)(d)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	7.097%	5/25/31	1,083,334	825,834	(a)(d)
Symphony Static CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.012%)	8.335%	10/25/29	310,000	310,068	(a)(d)
Venture CLO Ltd., 2014-17A DRR (3 mo. Term SOFR + 3.082%)	8.410%	4/15/27	700,000	701,706	(a)(d)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	12.536%	4/20/34	300,000	$288,060	(a)(d)
Voya CLO Ltd., 2020-3A DR (3 mo. Term SOFR + 3.512%)	8.836%	10/20/34	500,000	500,182	(a)(d)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	9.823%	4/20/37	510,000	509,977	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $25,933,658)				25,378,129

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - 1.6%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. Term SOFR + 0.319%)	5.649%	2/25/37	370,678	363,991	(a)(d)
CSMC Trust, 2015-2R 7A2	4.621%	8/27/36	2,091,943	1,575,123	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.745%	1/25/50	290,000	296,101	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.380%	1/25/34	790,000	836,159	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	6.980%	1/25/34	85,288	85,740	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	880,000	825,965	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	870,266	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	320,000	258,718	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.545%	7/25/39	215,204	225,523	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.695%	1/25/40	260,000	270,205	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.430%	10/25/41	520,000	534,587	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	8.480%	12/25/41	100,000	103,229	(a)(d)

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	8.030%	1/25/44	280,000	$282,927	(a)(d)
Verus Securitization Trust, 2023-8 B1	8.153%	12/25/68	930,000	924,999	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,762,424)				7,453,533

CONVERTIBLE BONDS & NOTES - 0.6%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	658,048

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,020,000	849,150

FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	990,000	945,450

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	410,000	369,908	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,315,125)				2,822,556

SOVEREIGN BONDS - 0.2%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	73,526
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	980,408	569,627
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	953,791	439,965

TOTAL SOVEREIGN BONDS (Cost - $1,268,395)				1,083,118

			SHARES/UNITS
COMMON STOCKS - 0.1%
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			362	3,074
Permian Production Partners LLC			37,916	24,645	(f)(g)

TOTAL ENERGY				27,719

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

(Percentages shown based on Fund net assets)

SECURITY			SHARES/UNITS	VALUE
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Endo Inc.			9,162	$262,417	*(f)(g)
Endo International PLC			307	8,793	*(f)(g)

TOTAL HEALTH CARE				271,210

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	138,541	*(f)(g)

TOTAL COMMON STOCKS (Cost - $253,695)				437,470

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $13,034)		5/28/28	13,613	5,717	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $472,302,784)				459,304,475

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $4,542,251)	5.265%		4,542,251	4,542,251	(o)(p)

TOTAL INVESTMENTS - 99.7% (Cost - $476,845,035)				463,846,726
Other Assets in Excess of Liabilities - 0.3%				1,304,654

TOTAL NET ASSETS - 100.0%				$465,151,380

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The coupon payment on this security is currently in default as of April 30, 2024.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan has not settled as of April 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(m)

All or a portion of this loan is unfunded as of April 30, 2024. The interest rate for fully unfunded term loans is to be determined. At April 30, 2024, the total principal amount and market value of unfunded commitments totaled $479,000 and $483,415, respectively.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $4,542,251 and the cost was $4,542,251 (Note 2).

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At April 30, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,126	USD	67,457	Bank of America N.A.	7/19/24	$147
AUD	809,439	USD	528,939	Citibank N.A.	7/19/24	(3,366)
USD	106,831	CAD	146,072	Morgan Stanley & Co. Inc.	7/19/24	581

Net unrealized depreciation on open forward foreign currency contracts						$(2,638)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At April 30, 2024, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
American Axle & Manufacturing Inc., 6.250%, due 3/15/26	$950,000	6/20/29	3.528%	5.000% quarterly	$58,319	$24,423	$33,896
Carnival Corp., 6.650%, due 1/15/28	1,030,000	6/20/29	2.363%	1.000% quarterly	(60,534)	(89,958)	29,424

See Notes to Schedule of Investments.

24	Western Asset Short Duration High Income Fund 2024 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Delta Air Lines Inc., 7.375%, due 1/15/26	$2,766,000	6/20/29	1.427%	5.000% quarterly	$437,981	$399,200	$38,781
Ford Motor Co., 4.346%, due 12/8/26	2,320,000	6/20/29	1.545%	5.000% quarterly	354,276	342,762	11,514
Nabors Industries Inc., 5.750%, due 2/1/25	1,901,000	12/20/28	5.170%	1.000% quarterly	(291,374)	(359,712)	68,338

Total	$8,967,000				$498,668	$316,715	$181,953

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2024[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
General Motors Co., 4.200%, due 10/1/27	$920,000	6/20/29	1.090%	5.000% quarterly	$(161,288)	$(150,268)	$(11,020)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	950,000	6/20/27	1.634%	5.000% quarterly	(91,233)	(10,786)	(80,447)
Transocean Inc., 8.000%, due 2/1/27	1,901,000	12/20/28	3.740%	1.000% quarterly	202,614	272,069	(69,455)

Total	$3,771,000				$(49,907)	$111,015	$(160,922)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2024 Quarterly Report	25

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2024

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

26	Western Asset Short Duration High Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

Western Asset Short Duration High Income Fund 2024 Quarterly Report	27

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28	Western Asset Short Duration High Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$18,821,698	$0	*	$18,821,698
Other Corporate Bonds & Notes	—	301,687,410	—		301,687,410
Senior Loans:
Financials	—	18,859,484	937,839		19,797,323
Industrials	—	16,908,610	3,847,785		20,756,395
Information Technology	—	15,614,479	383,350		15,997,829
Materials	—	—	771,661		771,661
Real Estate	—	—	641,592		641,592
Other Senior Loans	—	43,650,044	—		43,650,044
Asset-Backed Securities	—	25,378,129	—		25,378,129
Collateralized Mortgage Obligations	—	7,453,533	—		7,453,533
Convertible Bonds & Notes	—	2,822,556	—		2,822,556
Sovereign Bonds	—	1,083,118	—		1,083,118
Common Stocks:
Energy	$3,074	—	24,645		27,719
Health Care	—	—	271,210		271,210
Materials	—	—	138,541		138,541
Warrants	—	5,717	—		5,717

Total Long-Term Investments	3,074	452,284,778	7,016,623		459,304,475

Short-Term Investments†	4,542,251	—	—		4,542,251

Total Investments	$4,545,325	$452,284,778	$7,016,623		$463,846,726

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$728	—		$728
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	181,953	—		181,953

Total Other Financial Instruments	—	$182,681	—		$182,681

Total	$4,545,325	$452,467,459	$7,016,623		$464,029,407

Western Asset Short Duration High Income Fund 2024 Quarterly Report	29

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,366	—	$3,366
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	160,922	—	160,922

Total	—	$164,288	—	$164,288

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2023		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Health Care	—		—	—	—	—
Senior Loans:
Consumer Discretionary	$3,864,415		$1,798	$113	$(8,791)	—
Financials	920,700		1,217	(67)	13,828	$407,978
Health Care	756,157		1,176	72	7,247	—
Industrials	3,870,623		1,641	128	65,132	53,678
Information Technology	380,527		2,342	58	3,417	—
Materials	751,066		—	—	20,595	—
Real Estate	—		148	—	19,004	622,440
Common Stocks:
Energy	0	*	—	(2,311,737)	2,311,737	—
Health Care	—		—	—	22,583	248,627
Materials	181,456		—	—	(42,915)	—

Total	$10,724,944		$8,322	$(2,311,433)	$2,411,837	$1,332,723

30	Western Asset Short Duration High Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]		Transfers out of Level 3[3]	Balance as of April 30, 2024		Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2024[1]
Corporate Bonds & Notes:
Health Care	—	$0	*	—	$0	*	—
Senior Loans:
Consumer Discretionary	$(29,907)	—		$(3,827,628)	—		—
Financials	(405,817)	—		—	937,839		$13,828
Health Care	(5,926)	—		(758,726)	—		—
Industrials	(143,417)	—		—	3,847,785		62,853
Information Technology	(2,994)	—		—	383,350		3,417
Materials	—	—		—	771,661		20,595
Real Estate	—	—		—	641,592		19,004
Common Stocks:
Energy	(0)*	24,645		—	24,645		—
Health Care	—	—		—	271,210		22,583
Materials	—	—		—	138,541		(42,915)

Total	$(588,061)	$24,645		$(4,586,354)	$7,016,623		$99,365

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Short Duration High Income Fund 2024 Quarterly Report	31

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended April 30, 2024. The following transactions were effected in such company for the period ended April 30, 2024.

	Affiliate Value at July 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$9,899,954	$125,014,360	125,014,360	$130,372,063	130,372,063	—	$343,469	—	$4,542,251

32	Western Asset Short Duration High Income Fund 2024 Quarterly Report